Finance Expense - Disclosure of Detailed Information About Finance Expense (Details) - NZD ($) $ in Thousands		12 Months Ended
		Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Finance Expense
Interest expense on external borrowings		$ 1,608	$ 2,338	$ 5,431
Interest expense on convertible loan notes		1,425
Interest expense on leases		1,674
Interest (income)/expense on shareholder loans	[1]	(165)	1,062	2,807
Amortisation of loan set up costs		671	641	553
Finance expense		$ 5,213	$ 4,041	$ 8,791

[1]	During the year, the shareholder loan payable was derecognised resulting in a reversal of interest expense.